Consolidated cash flow statement (Parenthetical) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Disclosure of reclassifications or changes in presentation [line items]
Impact on depreciation, amortisation and impairment		£ 1,725	£ 1,530
Impact on changes in working capital	[1]	36	(108)
Impact on changes in provisions	[1]	18	(206)
Impact on changes in pensions and other post-retirement benefit obligations		(140)	(239)
Reclassification of exceptional items and remeasurements within the statement of cash flows [member]
Disclosure of reclassifications or changes in presentation [line items]
Net impact of cash flows relating to exceptional items		172	(10)
Impact on depreciation, amortisation and impairment		137
Impact on changes in working capital		76	£ 10
Impact on changes in provisions		128
Impact on changes in pensions and other post-retirement benefit obligations		£ (17)

[1]	For 2020, we have ceased to present exceptional items and remeasurements separately on the face of the consolidated income statement. For the purposes of presenting the consolidated cash flow statement, we accordingly no longer present either a non-cash adjustment to add back exceptional items and remeasurements, or cash flows relating to operating exceptional items as a separate line item. For the purposes of re-presenting comparative cash flow financial information on a comparable basis, we have accordingly reclassified amounts previously disclosed within these categories as follows: 2019: Net impact of cash flows relating to exceptional items of £172 million: comprising a £137 million increase in depreciation, amortisation and impairment, a £76 million decrease to changes in working capital, a £128 million increase in changes in provisions and a £17 million decrease in pensions and other post-retirement obligations. 2018: Net impact of cash flows relating to exceptional items of £10 million: reflected as a £10 million decrease to changes in working capital.